Available-for-sale financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-sale Financial Assets

	2017 RMB million	2016 RMB million
Available-for-sale financial assets
- Listed shares	85	88
- Non-tradable shares	537	411

	622	499